Investments - Total Contract Value (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total Investment Contracts	$ 216,052	$ 210,966
Guaranteed Investment Contracts (GICs)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total Investment Contracts	56,314	59,825
Security-Backed Investment Contracts (SBICs) (synthetic GICs)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total Investment Contracts	$ 159,738	$ 151,141